Summary of significant accounting policies (Details 1) € in Thousands	6 Months Ended
Jun. 30, 2019 EUR (€)
DisclosureOfSummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Right-of-use assets, beginning	€ 732
Additions	607
Depreciation expense	(127)
Derecognition	(229)
Interest expense	0
Payments (incl. interest)	0
Right-of-use assets, ending	984
Lease liabilities, beginning	732
Additions	607
Depreciation expense	0
Derecognition	(229)
Interest expense	(7)
Payments (incl. interest)	(119)
Lease liabilities, ending	985
Property
DisclosureOfSummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Right-of-use assets, beginning	696
Additions	608
Depreciation expense	(117)
Derecognition	(229)
Interest expense	0
Payments (incl. interest)	0
Right-of-use assets, ending	959
Motor Vehicles
DisclosureOfSummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Right-of-use assets, beginning	35
Additions	0
Depreciation expense	(10)
Derecognition	0
Interest expense	0
Payments (incl. interest)	0
Right-of-use assets, ending	25
Foreign Exchange Difference
DisclosureOfSummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Right-of-use assets, beginning	1
Additions	(1)
Depreciation expense	0
Derecognition	0
Interest expense	0
Payments (incl. interest)	0
Right-of-use assets, ending	€ 0